Note 14 - Receivables - Non Current (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other non-current receivables [abstract]
Disclosure of detailed information about non-current receivables [text block]

	Year ended December 31,
(all amounts in thousands of U.S. dollars)	2021	2020
Employee advances and loans	8,117	4,563
Tax credits (*)	53,210	18,046
Receivables from related parties	61,841	62,790
Legal deposits	9,041	8,600
Advances to suppliers and other advances	9,878	4,803
Receivable Venezuelan subsidiaries	48,659	48,659
Others	15,142	6,842
	205,888	154,303

(*)	Includes approximately $36 million related to PIS and COFINS (Federal Social Contributions on Gross Revenues) tax recovery on Brazilian subsidiaries.